Goodwill and Purchased Intangibles Assets - Summary of Estimated Future Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 1,757
2016	1,744
2017	1,342
2018	69
Net	$ 4,912